Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Loans outstanding, beginning of year	€ 73	€ 44
Net movement in loans during the period	(7)	70
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	(41)
Loans outstanding, end of year	66	73
Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	1
Guarantees and commitments	€ 3	€ 3